Investment Securities Pledged To Secure Deposits Short-term Borrowing (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment Holdings, Other than Securities [Line Items]
Amortized cost	$ 86,853	$ 81,489
Fair value	$ 89,580	$ 83,931